UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 99.19%					$53,022,608

(Cost $49,885,848)

New York 85.46%					45,684,869

Albany Parking Auth,
Rev Ref Bond Ser 2001A	5.625%	07-15-25	BBB+	$385	419,993
Rev Ref Bond Ser 2001A	5.625	07-15-25	BBB+	365	378,560
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,041,810
Herkimer County Industrial Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,077,530
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil
Ser 3	7.375	07-01-08	A1	195	199,148
Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,009,070
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001A	6.250	11-01-21	A3	275	290,991
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	210	221,237
New York, City of,
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA	1,500	1,571,550
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA	1,000	1,033,390
Gen Oblig Unltd Subser 1993B-2 (P)	3.540	08-15-18	AAA	200	200,000
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A	5.375	06-01-23	A	1,000	985,020
Rev Civic Facil Polytechnic
Univ Proj	6.125	11-01-30	AAA	1,000	1,089,700
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,000	1,038,350
Rev Ref Brooklyn Navy Yard Cogen
Partners	5.650	10-01-28	BBB-	1,000	968,410
Rev Ref Polytechnic University Proj	5.250	11-01-27	A	1,000	947,910
Rev Spec Airport Facil Airis JFK I
LLC Proj Ser 2001A	5.500	07-01-28	BBB-	1,000	955,490
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,052,570
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	797,387
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AAA	1,500	1,598,145
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,170,140
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	460	492,752
Rev Wtr & Swr Sys Ser 2000C (P)	3.540	06-15-33	AA+	200	200,000

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,075,420
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then 14.000%) (O)	Zero	11-01-29	AAA	1,000	870,080
New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	AA-	1,000	1,060,680
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	1,000	1,004,430
New York Local Government Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,363,682
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	401,520
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA-	1,000	1,078,660
Rev Miriam Osborn Mem Home
Ser 2000B	6.875	07-01-25	A	750	798,570
Rev North Shore L I Jewish Grp	5.375	05-01-23	Aaa	1,000	1,101,290
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	2,000	2,238,420
Rev Ref State Univ Edl Facil
Ser 1993A	5.250	05-15-15	AAA	1,000	1,092,580
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to 7-1-10
then 6.05%) (O)	Zero	07-01-25	AAA	1,000	922,850
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AA-	1,000	1,060,750
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA-	130	138,913
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	9.893	06-15-11	AAA	500	635,450
Rev Unref Bal Poll Control
Ser 1991E	6.875	06-15-10	AAA	20	20,180
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	25	25,066
Oneida County Industrial Development Agency,
Rev Civic Facilities Hamilton
College Proj Ser 2007A	Zero	07-01-29	AAA	5,330	1,865,127
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,018,700
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care
Ctr Newburgh Ser 2001C (G)	7.000	08-01-31	BB-	500	517,855
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	1,500	1,505,595
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,043,090
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,820,115
TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	775	834,705

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,181,565
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BBB-	1,150	1,168,343
Yonkers Industrial Development Agency,
Rev Cmty Dev Pptys Yonkers Inc
Ser 2001A	6.625	02-01-26	Baa3	1,000	1,102,080

Puerto Rico 9.78%					5,228,648

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.970	07-01-11	AAA	2,000	2,329,920
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.130	07-01-18	Aaa	500	575,480
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,235,275
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB-	1,005	1,087,973

Virgin Islands 3.95%					2,109,091

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB+	535	586,906
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB-	1,500	1,522,185

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value
Short-term investments 0.02%					$12,000

(Cost $12,000)

Joint Repurchase Agreement 0.02%					12,000

Joint Repurchase Agreement transaction with UBS
AG dated 11-30-07 at 3.050% to be repurchased
at $12,003 on 12-3-07, collateralized by $9,186
U.S. Treasury Inflation Indexed Note, 3.875%,
due 1-15-09 (valued at $12,240, including
interest)			3.050%	$12	12,000

Total investments (Cost $49,897,848) 99.21%					$53,034,608

Other assets and liabilities, net 0.79%					$421,134

Total net assets 100.00%					$53,455,742

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
New York Tax-Free Income Fund
Notes to Schedule of Investments
November 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

The cost of investments owned on November 30, 2007, including short-term investments, was $49,897,848. Gross unrealized appreciation and depreciation of investments aggregated $3,422,833 and $286,073, respectively, resulting in net unrealized appreciation of $3,136,760.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B and Class C of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q1 11/07
1/08

John Hancock
MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 99.62%					$104,841,520

(Cost $99,774,640)

Massachusetts 91.40%					96,189,552

Boston City Industrial Development Financing
Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375%	05-15-15	BBB	$185	186,497
Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	536,865
Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,052,410
Holyoke Gas & Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,511,482
Massachusetts Bay Transportation Auth,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,123,930
Rev Preref Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	780	818,173
Rev Preref Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	150	157,341
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	2,500	1,020,375
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,161,010
Rev Ref Spec Assessment Ser 2006A	5.250	07-01-35	AAA	1,310	1,462,078
Rev Ref Spec Assessment Ser 2007A	5.250	07-01-30	AAA	70	72,248
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,091,210
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	606,990
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,144,000
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,075,270
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,128,630
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AAA	1,000	1,100,310
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,311,040
Massachusetts Development Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,068,700
Rev Boston Univ Ser 2002R-2 (P)	3.630	10-01-42	AAA	1,245	1,245,000
Rev Boston Univ Ser 2002R-4 (P)	3.630	10-01-42	AAA	1,400	1,400,000
Rev Curry College Ser 2005A	4.500	03-01-25	A	1,000	892,490
Rev Curry College Ser 2006A	5.250	03-01-26	A	1,000	987,210
Rev Linden Ponds Inc Facility
Ser 2007A (G)	5.750	11-15-35	BB+	1,500	1,437,675
Rev Plantation Apts Hsg Prog
Ser 2004A	5.000	12-15-24	AAA	2,320	2,319,954
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	1,988,756

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Rev Ref First Mortgage
Orchard Cove	5.250	10-01-26	BBB-	1,000	928,740
Rev Ref Mass College of Pharmacy
Allied Ser 2007E	5.000	07-01-37	AAA	1,000	1,039,340
Rev Ref Resource Recovery
Southeastern Ser 2001A	5.625	01-01-16	AAA	500	542,060
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A	5.600	12-01-19	BBB	500	507,405
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,515,300
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,174,520
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,110,580
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,035,960
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	2,000	2,528,340
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,076,590
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB+	1,500	1,581,675
Rev Preref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	970	1,058,697
Rev Ref Boston College Iss
Ser 1998L	5.000	06-01-26	AA-	1,000	1,012,990
Rev Ref Boston College Iss
Ser 1998L	4.750	06-01-31	AA-	1,000	1,001,430
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	937,320
Rev Ref Harvard Pilgrim Health
Ser 1998A	5.000	07-01-18	AAA	1,000	1,015,060
Rev Ref Lahey Clinic Med Ctr
Ser 2005C	5.000	08-15-23	AAA	1,000	1,035,490
Rev Ref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	30	31,832
Rev Ref South Shore Hosp Ser 1999F	5.750	07-01-29	A	1,000	1,021,260
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AA+	1,500	1,541,625
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,086,750
Rev Sterling & Francine Clark
Ser 2006A	5.000	07-01-36	AA	1,000	1,038,130
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	AAA	1,500	1,605,075
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,044,600
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,002,329
Rev Ser 2003B	4.700	12-01-16	AA-	1,305	1,351,797
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil TNG
Marina Bay LLC Proj	7.500	12-01-27	AAA	900	927,090
Rev Dominion Energy Brayton Point	5.000	02-01-36	BBB	1,000	950,680
Rev Wtr Treatment American
Hingham Proj (G)	6.900	12-01-29	BBB-	1,210	1,212,698

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Rev Wtr Treatment American
Hingham Proj (G)	6.750	12-01-20	BBB-	2,780	2,785,866
Massachusetts Municipal Wholesale Electric Co,
Rev Pwr Supply Sys (P)	7.040	07-01-18	AAA	1,000	1,002,920
Massachusetts Port Auth,
Rev Ref Bosfuel Proj	5.000	07-01-32	AAA	1,770	1,781,983
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,323,925
Rev Spec Facil US Air Proj
Ser 1996A	5.750	09-01-16	AAA	1,000	1,011,520
Massachusetts Special Obligation Dedicated Tax,
Rev Ref Spec Oblig	5.500	01-01-27	AAA	1,000	1,152,290
Rev Spec Oblig	5.250	01-01-26	AAA	1,000	1,095,720
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125	01-01-23	AAA	4,300	4,354,438
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	301,815
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	584,000
Massachusetts Water Pollution Abatement Trust,
Preref Pool PG Ser 9	5.250	08-01-18	AAA	2,440	2,723,185
Rev Pollution Control Ser 13	5.000	08-01-28	AAA	1,000	1,054,030
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	684,880
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,823,635
Unref Bal Pool PG Ser 2003-9	5.250	08-01-18	AAA	60	66,428
Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,052,740
Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,055,150
Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj	5.000	04-01-22	AAA	1,000	1,031,200
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-18	Aaa	1,750	950,583
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,228,100
Route 3 North Transit Improvement Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,258,627
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,051,510

Puerto Rico 8.22%					8,651,968

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.970	07-01-11	AAA	2,000	2,329,920
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.130	07-01-18	Aaa	1,500	1,726,440
Rev Inverse Floater (M)(P)	7.720	07-01-11	AAA	1,000	1,181,160
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	A-	955	1,113,750
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,250,220
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	A-	45	50,478

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.04%			$46,000
(Cost $46,000)

Joint Repurchase Agreement 0.04%			46,000

Joint Repurchase Agreement with UBS AG dated
11-30-07 at 3.050% to be repurchased at $46,012
on 12-3-07, collateralized by $35,212 U.S.
Treasury Inflation Indexed Note, 3.875%, due
1-15-09 (valued at $46,920, including interest)	3.050%	$46	46,000

Total investments (Cost $99,820,640) 99.66%			$104,887,520

Other assets and liabilities, net 0.34%			$353,373

Total net assets 100.00%			$105,240,893

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Massachusetts Tax-Free Income Fund
Notes to Schedule of Investments
November 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

The cost of investments owned on November 30, 2007 including short-term investments, was $99,820,640. Gross unrealized appreciation and depreciation of investments aggregated $5,571,447 and $504,567, respectively, resulting in net unrealized appreciation of $5,066,880.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B and Class C of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q1 11/07
1/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008